Major Customers	12 Months Ended
Dec. 31, 2017
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Major Customers
35	MAJOR CUSTOMERS

The Group’s major customers are as follows:

	2017		2016		2015
	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue	Revenue	Percentage of Total revenue
	RMB	%	RMB	%	RMB	%
China Petroleum & Chemical Corporation	65,767	3	39,481	2	33,482	2
CNPC and its fellow subsidiaries	92,173	5	91,094	6	80,045	5

	157,940	8	130,575	8	113,527	7